Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	Investment Managers Series Trust
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 25, 2019
Document Effective Date	Oct. 25, 2019
Prospectus Date	Oct. 25, 2019